united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 7/31

Date of reporting period: 1/31/17

Item 1. Reports to Stockholders.

Hanlon Managed Income Fund

Class A	HANAX
Class C	HANCX
Class I	HANIX
Class R	HANRX

Hanlon Tactical Dividend and Momentum Fund

Class A	HTDAX
Class C	HTDCX
Class I	HTDIX
Class R	HTDRX

Semi-Annual Report

January 31, 2017

www.HanlonFunds.com

1-844-828-3212

Distributed by Northern Lights Distributors, LLC

Member FINRA

Hanlon Managed Income Fund
PORTFOLIO REVIEW (Unaudited)
January 31, 2017

The Fund’s performance figures* for each period ended January 31, 2017, compared to its benchmark:

	Six Months	One Year	Since Inception (a)
Hanlon Managed Income Fund - Class A	0.72%	6.30%	2.65%
Hanlon Managed Income Fund - Class A with load	(5.07)%	0.21%	(1.62)%
Hanlon Managed Income Fund - Class C	0.25%	5.82%	2.13%
Hanlon Managed Income Fund - Class I	0.93%	6.65%	2.86%
Hanlon Managed Income Fund - Class R	0.65%	6.51%	2.76%
Bloomberg Barclays Capital U.S. Treasury Bill 1-3 Month Index (b)	0.16%	0.30%	0.23%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s prospectus dated November 28, 2016 are 1.77%, 2.52%, 1.52% and 1.92%, for Class A, Class C, Class I and Class R shares, respectively. The Adviser has contractually agreed to reduce each Fund’s fees and/or absorb expenses of each Fund until at least November 28, 2017 to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions;expenses of other investment companies in which a Fund may invest (“acquired fund fees and expenses”); borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) of each Fund do not exceed 1.70%, 2.45%, 1.45%, and 1.85% of average daily net assets attributable to Class A, Class C, Class I, and Class R shares, respectively. This agreement may be terminated with respect to a Fund by the Board of Trustees on 60 days’ written notice to the Adviser. These expense reimbursements are subject to possible recoupment from a Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. Class A Shares are subject to a maximum sales charge of 5.75% imposed on purchases. Class A and Class C shares are subject to a contingent deferred sales charge of 1.00% on redemptions made within one year of purchase. For performance information current to the most recent month-end, please call 1-844-828-3212.

(a)	Inception date is September 9, 2015.

(b)	The Bloomberg Barclays Capital U.S. Treasury Bill 1-3 Month Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non convertible. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

Portfolio Composition as of January 31, 2017

Holdings By Investment Type	% of Net Assets
Exchange Traded Funds - Debt	98.8%
Collateral For Securities Loaned	30.7%
Money Market Fund	0.1%
Liabilities In Excess of Other Assets	(29.6)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Hanlon Tactical Dividend and Momentum Fund
PORTFOLIO REVIEW (Unaudited)
January 31, 2017

The Fund’s performance figures* for each period ended January 31, 2017, compared to its benchmarks:

	Six Months	One Year	Since Inception (a)
Hanlon Tactical Dividend and Momentum Fund - Class A	(0.42)%	1.17%	(3.12)%
Hanlon Tactical Dividend and Momentum Fund - Class A with load	(6.10)%	(4.70)%	(7.15)%
Hanlon Tactical Dividend and Momentum Fund - Class C	(0.89)%	0.58%	(3.78)%
Hanlon Tactical Dividend and Momentum Fund - Class I	(0.32)%	1.38%	(3.02)%
Hanlon Tactical Dividend and Momentum Fund - Class R	(0.54)%	0.84%	(3.53)%
Hanlon Tactical Dividend and Momentum Index (b)	0.06%	3.00%	(1.16)%
S&P 500 Total Return Index (c)	5.96%	20.04%	(14.56)%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s prospectus dated November 28, 2016 are 1.50%, 2.25%, 1.25% and 1.65% for Class A, Class C, Class I and Class R shares, respectively. The Adviser has contractually agreed to reduce each Fund’s fees and/or absorb expenses of each Fund until at least November 28, 2017 to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; expenses of other investment companies in which a Fund may invest (“acquired fund fees and expenses”); borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) of each Fund do not exceed 1.70%, 2.45%, 1.45%, and 1.85% of average daily net assets attributable to Class A, Class C, Class I, and Class R shares, respectively. This agreement may be terminated with respect to a Fund by the Board of Trustees on 60 days’ written notice to the Adviser. These expense reimbursements are subject to possible recoupment from a Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%. Class A and Class C shares are subject to a contingent deferred sales charge of 1.00% on redemptions made within one year of purchase. For performance information current to the most recent month-end, please call 1-844-828-3212.

(a)	Inception date is September 9, 2015.

(b)	The Hanlon Tactical Dividend and Momentum Index is comprised of stocks from up to nine major economic sectors in the U.S. economy. These nine sectors include: consumer discretionary; consumer staples; energy; financials; health care; industrials; information technology; materials; and utilities. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

(c)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

Portfolio Composition as of January 31, 2017

Holdings By Industry	% of Net Assets
Money Market Fund	12.6%
Electric	11.1%
Chemicals	7.3%
Computers	7.3%
REITS	5.6%
Oil & Gas	5.4%
Airlines	4.2%
Food	4.2%
Retail	3.8%
Agriculture	3.5%
Other Industries	37.8%
Liabilities in Excess of Other Assets	(2.8)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Hanlon Managed Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 98.8%
	DEBT FUNDS - 98.8%
1,944,636	iShares iBoxx $ High Yield Corporate Bond ETF ^	$169,844,508
541,298	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund ^	54,589,903
4,604,582	SPDR Bloomberg Barclays High Yield Bond ETF ^	169,955,122
1,950,875	SPDR Bloomberg Barclays Short Term High Yield Bond ETF ^	54,546,465
1,344,331	VanEck Vectors Emerging Markets High Yield Bond ETF ^ #	32,936,110
370,282	VanEck Vectors Fallen Angel High Yield Bond ETF ^	10,860,371
	TOTAL EXCHANGE TRADED FUNDS (Cost - $483,323,697)	492,732,479

	SHORT-TERM INVESTMENTS - 30.8%
	MONEY MARKET FUND - 0.1%
428,085	Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class 0.38% + (a)	428,085

	COLLATERAL FOR SECURITIES LOANED - 30.7%
60	Dreyfus Government Cash Management, Investor Class 0.01% + (a)	60
152,800,000	Milestone Treasury Obligations Fund, Institutional Class 0.15% + (a)(b)	152,800,000
		152,800,060

	TOTAL SHORT-TERM INVESTMENTS (Cost - $153,228,145)	153,228,145

	TOTAL INVESTMENTS - 129.6% (Cost - $636,551,842) (c)	$645,960,624
	LIABILITIES IN EXCESS OF OTHER ASSETS - (29.6)%	(147,440,638)
	NET ASSETS - 100.0%	$498,519,986

ETF - Exchange Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

^	All or a portion of this security is on loan. The market value of loaned securities is $150,822,702.

#	Affiliated Issuer

+	Money market fund; interest rate reflects seven-day effective yield on January 31, 2017.

(a)	Security was purchased with cash received as collateral for securities on loan at January 31, 2017. Total collateral had a value of $154,070,420 at January 31, 2017.

(b)	The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Distributor.

(c)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $636,553,521 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$9,407,103
Unrealized depreciation	—
Net unrealized appreciation	$9,407,103

See accompanying notes to financial statements.

Hanlon Tactical Dividend and Momentum Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2017

Shares		Value
	COMMON STOCK - 87.3%
	AGRICULTURE - 3.5%
41,607	Altria Group, Inc.	$2,961,586
29,808	Philip Morris International, Inc.	2,865,443
49,012	Reynolds American, Inc.	2,947,092
		8,774,121
	AIRLINES - 4.2%
55,809	American Airlines Group, Inc.	2,469,548
54,899	Delta Air Lines, Inc.	2,593,429
56,474	Southwest Airlines Co.	2,954,155
38,019	United Continental Holdings, Inc. *	2,679,199
		10,696,331
	AUTO MANUFACTURERS - 2.2%
224363	Ford Motor Co.	2,773,127
78,929	General Motors Co.	2,889,591
		5,662,718
	BANKS - 3.5%
84,656	Citizens Financial Group, Inc.	3,062,008
155,286	KeyCorp.	2,790,489
201,999	Regions Financial Corp.	2,910,806
		8,763,303
	BEVERAGES - 1.0%
63,132	Coca-Cola Co.	2,624,397

	BUILDING MATERIALS - 1.1%
12,217	Martin Matietta Materials, Inc.	2,805,023

	CHEMICALS - 7.3%
190,647	CF Industries Holdings, Inc. ^	6,727,932
49,177	Dow Chemical Co.	2,932,424
48,856	FMC Corp.	2,939,177
31,573	LyondellBasell Industries NV	2,944,814
94,633	Mosaic Co. ^	2,968,637
		18,512,984
	COMPUTERS - 7.3%
85,711	CSRA, Inc.	2,658,755
16,346	International Business Machines Corp.	2,852,704
135,154	Seagate Technology PLC	6,102,203
86,863	Western Digital Corp.	6,925,587
		18,539,249
	COSMETICS/PERSONAL CARE - 1.1%
31,979	Procter & Gamble Co.	2,801,360

	DIVERSIFIED FINANCIAL SERVICES - 0.9%
148,992	Navient Corp.	2,240,840

	ELECTRIC - 11.1%
52,768	Ameren Corp.	2,778,235
27,860	DTE Energy Co.	2,748,110
35,500	Duke Energy Corp.	2,788,170
37,417	Entergy Corp.	2,680,554
76,584	Exelon Corp.	2,747,834
86,505	FirstEnergy Corp.	2,622,832
214,350	NRG Energy, Inc.	3,545,349
79,171	PPL Corp.	2,758,318
62,696	Public Service Enterprise Group, Inc.	2,774,298
55,773	Southern Co.	2,756,859
		28,200,559
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.1%
48,948	Emerson Electric Co.	2,871,290

	ELECTRONICS - 1.0%
52,369	Garmin Ltd. ^	2,528,899

See accompanying notes to financial statements.

Hanlon Tactical Dividend and Momentum Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017

Shares		Value
	COMMON STOCK (Continued) - 87.3%
	FOOD - 4.2%
70,425	Conagra Brands, Inc.	$2,752,913
78,795	Kroger Co.	2,675,878
49,150	Sysco Corp.	2,578,409
85,573	Whole Foods Market, Inc. ^	2,586,016
		10,593,216
	FOREST PRODUCTS & PAPER - 1.2%
54,729	International Paper Co.	3,097,661

	HOME FURNISHINGS - 1.1%
24,406	Harman International Industries, Inc.	2,712,971

	HOUSEHOLD PRODUCTS/ WARES - 1.1%
23,169	Kimberly-Clark Corp.	2,806,461

	INSURANCE - 1.1%
42,108	Linclon National Corp.	2,842,711

	IRON/STEEL - 1.0%
43,504	Nucor Corp.	2,527,147

	LESIURE TIME - 1.2%
32,453	Royal Caribbean Cruises Ltd.	3,038,574

	MACHINERY CONSTRUCTION & MINING - 1.1%
28,718	Caterpillar, Inc.	2,747,164

	MINING - 1.1%
165,885	Freeport-McMoRan, Inc. *	2,761,985

	MISCELLANEOUS MANUFACTURING - 2.2%
40,496	Eaton Corp. PLC	2,866,307
86,821	General Electric Co.	2,578,584
		5,444,891
	OFFICE/BUSINESS EQUIPMENT - 1.1%
180,361	Pitney Bowes, Inc.	2,871,347

	OIL & GAS - 5.4%
42,106	Apache Corp.	2,518,781
24,018	Chevron Corp.	2,674,404
38,424	Helmerich & Payne, Inc. ^	2,734,252
217,691	Transocean Ltd. * ^	3,041,143
42,019	Valero Energy Corp.	2,763,169
		13,731,749
	OIL & GAS SERVICES - 1.1%
42,996	Baker Hughes, Inc.	2,712,188

	PIPELINES - 3.2%
51,301	ONEOK, Inc.	2,827,198
63,400	Spectra Energy Corp.	2,640,610
87,209	Williams Cos., Inc.	2,515,108
		7,982,916

See accompanying notes to financial statements.

Hanlon Tactical Dividend and Momentum Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2017

Shares		Value
	COMMON STOCK (Continued) - 87.3%
	REITS - 5.6%
92,404	HCP, Inc.	$2,801,689
159,626	Host Hotels & Resorts, Inc.	2,884,442
81,917	Iron Mountain, Inc.	2,932,629
44,156	Ventas, Inc.	2,723,101
43,449	Welltower, Inc.	2,880,669
		14,222,530
	RETAIL - 3.8%
58,958	Best Buy Co., Inc. ^	2,624,810
50,097	Kohl’s Corp.	1,995,364
553,990	Staples, Inc.	5,096,708
		9,716,882
	SEMICONDUCTORS - 1.3%
29,088	NVIDIA Corp.	3,175,828

	SOFTWARE - 2.1%
40,195	Akamai Technologies, Inc. *	2,756,975
85,258	CA, Inc.	2,666,018
		5,422,993
	TELECOMMUNICATIONS - 1.1%
88,419	Cisco Systems, Inc.	2,716,232

	TOYS/GAMES/HOBBIES - 0.9%
87,281	Mattel, Inc.	2,287,635

	TRANSPORTATION - 1.1%
34,567	Ryder Systems, Inc.	2,682,399

	TOTAL COMMON STOCK (Cost - $211,525,032)	221,116,554

	SHORT-TERM INVESTMENTS - 15.5%
	MONEY MARKET FUND - 12.6%
31,876,010	Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio, Institutional Class 0.38% + (a)	31,876,010

	COLLATERAL FOR SECURITIES LOANED - 2.9%
7,318,750	Dreyfus Government Cash Management, Investor Class 0.01% + (a)	7,318,750

	TOTAL SHORT-TERM INVESTMENTS (Cost - $39,194,760)	39,194,760

	TOTAL INVESTMENTS - 102.8% (Cost - $250,719,792) (b)	$260,311,314
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.8)%	(7,125,118)
	NET ASSETS - 100.0%	$253,186,196

PLC - Public Limited Company

REIT - Real Estate Investment Trust

*	Non income producing security.

^	All or a portion of this security is on loan. The market value of loaned securities is $9,750,709.

+	Money market fund; interest rate reflects seven-day effective yield on January 31, 2017.

(a)	Security was purchased with cash received as collateral for securities on loan at January 31, 2017. Total collateral had a value of $9,978,044 at January 31, 2017.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $256,736,532 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$12,910,989
Unrealized depreciation	(9,336,207)
Net unrealized appreciation	$3,574,782

See accompanying notes to financial statements.

Hanlon Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2017

	Hanlon Managed	Hanlon Tactical
	Income Fund	Dividend and Momentum Fund
ASSETS
Investment securities:
Unaffiliated investments at cost (including collateral on loaned securities)	$604,317,473	$250,719,792
Affiliated investments at cost	32,234,369	—
Unaffiliated investments at value (including collateral on loaned securities)	$613,024,514	$260,311,314
Affiliated investments at value	32,936,110	—
Receivable for securities sold	3,861,942	—
Receivable for fund shares sold	2,548,028	942,268
Securities lending income receivable	50,144	684
Dividends and interest receivable	182	231,607
Prepaid expenses and other assets	32,430	47,516
TOTAL ASSETS	652,453,350	261,533,389

LIABILITIES
Payable for Fund shares repurchased	611,806	718,863
Investment advisory fees payable	430,196	218,166
Payable to related parties	66,348	50,284
Distribution (12b-1) fees payable	20,845	25,605
Securities lending collateral	152,800,060	7,318,750
Accrued expenses and other liabilities	4,109	15,525
TOTAL LIABILITIES	153,933,364	8,347,193
NET ASSETS	$498,519,986	$253,186,196

COMPOSITION OF NET ASSETS:
Paid in capital	$501,903,141	$278,179,817
Undistributed net investment loss	(320,758)	(51,362)
Accumulated net realized loss from security transactions	(12,471,179)	(34,533,781)
Net unrealized appreciation of investments	9,408,782	9,591,522
NET ASSETS	$498,519,986	$253,186,196

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$45,923,973	$36,492,112
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,631,621	3,824,777
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$9.92	$9.54
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (a)	$10.53	$10.12

Class C Shares:
Net Assets	$3,412,794	$3,327,461
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	346,654	354,598
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$9.84	$9.38

Class I Shares:
Net Assets	$426,313,340	$171,255,177
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	43,212,479	18,160,294
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.87	$9.43

Class R Shares:
Net Assets	$22,869,879	$42,111,446
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,313,573	4,475,590
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.89	$9.41

(a)	Class A and Class C shares sold within one year of purchases are subject to a contingent deferred sales charge of 1.00% of the orginal purchase price.

See accompanying notes to financial statements.

Hanlon Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended January 31, 2017

	Hanlon Managed	Hanlon Tactical
	Income Fund	Dividend and Momentum Fund
INVESTMENT INCOME
Dividends - Unaffiliated investments (including foreign dividend tax withholding of $0, $5,654)	$12,109,151	$3,834,220
Dividends - Affiliated investments	1,137,265	—
Securities lending income	310,812	—
Interest	31,576	27,228
TOTAL INVESTMENT INCOME	13,588,804	3,861,448

EXPENSES
Investment advisory fees	2,768,057	1,720,943
Administration fees	153,613	97,423
Transfer agent fees	102,511	55,973
Distribution (12b-1) fees:
Class A	65,594	54,700
Class C	14,363	15,667
Class R	51,626	128,155
Registration fees	49,697	49,697
Accounting services fees	44,323	33,852
Custodian fees	38,688	26,282
Legal fees	14,874	13,778
Insurance expense	12,050	8,231
Printing and postage expenses	10,417	7,204
Compliance officer fees	10,392	7,188
Trustees’ fees and expenses	8,795	8,740
Audit fees	8,097	7,590
Non 12b-1 shareholder servicing fees	5,041	12,437
Other expenses	36,424	25,123
TOTAL EXPENSES	3,394,562	2,272,983

NET INVESTMENT INCOME	10,194,242	1,588,465

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Unaffiliated investments	7,058,028	(6,387,387)
Affiliated investments	(113,579)	—
Net realized gain (loss) on investments	6,944,449	(6,387,387)
Net change in unrealized depreciation on:
Unaffiliated investments	(12,082,191)	(1,737,901)
Affiliated investments	(807,076)	—
Net change in unrealized depreciation on investments	(12,889,267)	(1,737,901)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(5,944,818)	(8,125,288)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,249,424	$(6,536,823)

See accompanying notes to financial statements.

Hanlon Managed Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2017	Period Ended
	(Unaudited)	July 31, 2016 (a)
FROM OPERATIONS
Net investment income	$10,194,242	$10,456,580
Net realized gain (loss) from security transactions	6,944,449	(12,982,547)
Net change in unrealized appreciation (depreciation) on investments	(12,889,267)	22,298,049
Net increase in net assets resulting from operations	4,249,424	19,772,082

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(958,199)	(4,032,155)
Class C	(47,123)	(24,831)
Class I	(9,131,398)	(6,070,697)
Class R	(425,533)	(410,270)
From net realized gains:
Class A	(605,101)	—
Class C	(39,060)	—
Class I	(5,502,081)	—
Class R	(288,088)	—
Net decrease in net assets resulting from distributions to shareholders	(16,996,583)	(10,537,953)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	6,760,095	801,647,044
Class C	1,119,746	2,246,851
Class I	31,390,461	515,984,125
Class R	1,710,357	36,128,040
Net asset value of shares issued in reinvestment of distributions:
Class A	1,153,800	514,777
Class C	81,377	23,674
Class I	535,789	225,479
Class R	713,621	410,271
Payments for shares redeemed:
Class A	(17,037,468)	(750,685,006)
Class C	(31,356)	(12,789)
Class I	(95,419,370)	(18,467,958)
Class R	(9,409,777)	(7,548,767)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(78,432,725)	580,465,741

TOTAL INCREASE (DECREASE) IN NET ASSETS	(91,179,884)	589,699,870

NET ASSETS
Beginning of Period	589,699,870	—
End of Period *	$498,519,986	$589,699,870
* Includes undistributed net investment income (loss) of:	$(320,758)	$47,253

SHARE ACTIVITY
Class A:
Shares Sold	667,479	80,731,355
Shares Reinvested	116,734	51,765
Shares Redeemed	(1,691,836)	(75,243,876)
Net increase (decrease) in shares of beneficial interest outstanding	(907,623)	5,539,244

Class C:
Shares Sold	112,188	228,265
Shares Reinvested	8,296	2,352
Shares Redeemed	(3,183)	(1,264)
Net increase in shares of beneficial interest outstanding	117,301	229,353

Class I:
Shares Sold	3,146,510	51,355,240
Shares Reinvested	54,450	22,523
Shares Redeemed	(9,553,267)	(1,812,977)
Net increase (decrease) in shares of beneficial interest outstanding	(6,352,307)	49,564,786

Class R:
Shares Sold	171,271	3,714,481
Shares Reinvested	72,388	40,727
Shares Redeemed	(930,301)	(754,993)
Net increase (decrease) in shares of beneficial interest outstanding	(686,642)	3,000,215

(a)	The Hanlon Managed Income Fund commenced operations on September 9, 2015.

See accompanying notes to financial statements.

Hanlon Tactical Dividend and Momentum Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2017	Period Ended
	(Unaudited)	July 31, 2016 (a)
FROM OPERATIONS
Net investment income	$1,588,465	$1,997,789
Net realized loss from security transactions	(6,387,387)	(28,250,303)
Net change in unrealized appreciation (depreciation) on investments	(1,737,901)	11,329,423
Net decrease in net assets resulting from operations	(6,536,823)	(14,923,091)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(1,031,652)
Class C	(22,718)	(9)
Class I	(2,233,264)	(3,848)
Class R	(342,497)	— (b)
Net decrease in net assets resulting from distributions to shareholders	(2,598,479)	(1,035,509)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	4,929,380	448,633,952
Class C	856,149	2,792,335
Class I	16,171,477	299,079,162
Class R	4,046,223	111,564,051
Net asset value of shares issued in reinvestment of distributions:
Class A	—	95,187
Class C	21,324	— (b)
Class I	97,779	515
Class R	342,497	— (b)
Payments for shares redeemed:
Class A	(21,455,744)	(376,798,189)
Class C	(287,977)	(32,599)
Class I	(127,322,667)	(13,165,031)
Class R	(45,899,449)	(25,388,277)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(168,501,008)	446,781,106

TOTAL INCREASE (DECREASE) IN NET ASSETS	(177,636,310)	430,822,506

NET ASSETS
Beginning of Period	430,822,506	—
End of Period *	$253,186,196	$430,822,506
* Includes undistributed net investment income (loss) of:	$(51,362)	$958,652

SHARE ACTIVITY
Class A:
Shares Sold	527,430	45,198,583
Shares Reinvested	—	9,634
Shares Redeemed	(2,286,769)	(39,624,101)
Net increase (decrease) in shares of beneficial interest outstanding	(1,759,339)	5,584,116

Class C:
Shares Sold	91,926	294,992
Shares Reinvested	2,283	— (c)
Shares Redeemed	(31,157)	(3,446)
Net increase in shares of beneficial interest outstanding	63,052	291,546

Class I:
Shares Sold	1,722,281	31,528,984
Shares Reinvested	10,425	52
Shares Redeemed	(13,737,959)	(1,363,489)
Net increase (decrease) in shares of beneficial interest outstanding	(12,005,253)	30,165,547

Class R:
Shares Sold	437,852	11,659,568
Shares Reinvested	36,592	— (c)
Shares Redeemed	(4,972,942)	(2,685,480)
Net increase (decrease) in shares of beneficial interest outstanding	(4,498,498)	8,974,088

(a)	The Hanlon Tactical Dividend and Momentum Fund commenced operations on September 9, 2015.

(b)	Total amount of distribution/reinvestment is less than $1.00.

(c)	Total number of reinvested shares is less than 1.

See accompanying notes to financial statements.

Hanlon Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended	Period Ended
	January 31,	July 31,
	2017 (Unaudited)	2016 (1)
Net asset value, beginning of period	$10.15	$10.00

Activity from investment operations:
Net investment income (2)	0.18	0.22
Net realized and unrealized gain (loss) on investments	(0.10)	0.07
Total from investment operations	0.08	0.29

Less distributions from:
Net investment income	(0.19)	(0.14)
Net realized gains	(0.12)	—
Total distributions	(0.31)	(0.14)

Net asset value, end of period	$9.92	$10.15

Total return (3,4)	0.72%	2.97%

Net assets, at end of period (000’s)	$45,924	$56,249

Ratio of expenses to average net assets (5,6)	1.43%	1.40%
Ratio of net investment income to average net assets (5,6,7)	3.47%	2.54%

Portfolio Turnover Rate (4)	622%	599%

(1)	The Hanlon Managed Income Fund commenced operations on September 9, 2015.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Hanlon Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended	Period Ended
	January 31,	July 31,
	2017 (Unaudited)	2016 (1)
Net asset value, beginning of period	$10.09	$10.00

Activity from investment operations:
Net investment income (2)	0.12	0.22
Net realized and unrealized gain (loss) on investments	(0.09)	0.04
Total from investment operations	0.03	0.26

Less distributions from:
Net investment income	(0.16)	(0.17)
Net realized gains	(0.12)	—
Total distributions	(0.28)	(0.17)

Net asset value, end of period	$9.84	$10.09

Total return (3,4)	0.25%	2.73%

Net assets, at end of period (000’s)	$3,413	$2,315

Ratio of expenses to average net assets (5,6)	2.18%	2.22%
Ratio of net investment income to average net assets (5,6,7)	2.48%	2.52%

Portfolio Turnover Rate (4)	622%	599%

(1)	The Hanlon Managed Income Fund commenced operations on September 9, 2015.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Hanlon Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended	Period Ended
	January 31,	July 31,
	2017 (Unaudited)	2016 (1)
Net asset value, beginning of period	$10.10	$10.00

Activity from investment operations:
Net investment income (loss) (2)	0.19	(0.05	) (3)
Net realized and unrealized gain (loss) on investments	(0.11)	0.35
Total from investment operations	0.08	0.30

Less distributions from:
Net investment income	(0.19)	(0.20)
Net realized gains	(0.12)	—
Total distributions	(0.31)	(0.20)

Net asset value, end of period	$9.87	$10.10

Total return (4,5)	0.93%	3.05%

Net assets, at end of period (000’s)	$426,313	$500,760

Ratio of expenses to average net assets (6,7)	1.18%	1.36%
Ratio of net investment income (loss) to average net assets (6,7,8)	3.73%	(0.48	)% (3)

Portfolio Turnover Rate (5)	622%	599%

(1)	The Hanlon Managed Income Fund commenced operations on September 9, 2015.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	The amount of net investment loss on investment per share for the period ended July 31, 2016 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(4)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends.

(5)	Not annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Hanlon Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class R
	Six Months Ended	Period Ended
	January 31,	July 31,
	2017 (Unaudited)	2016 (1)
Net asset value, beginning of period	$10.12	$10.00

Activity from investment operations:
Net investment income (2)	0.17	0.25
Net realized and unrealized gain (loss) on investments	(0.10)	0.06
Total from investment operations	0.07	0.31

Less distributions from:
Net investment income	(0.18)	(0.19)
Net realized gains	(0.12)	—
Total distributions	(0.30)	(0.19)

Net asset value, end of period	$9.89	$10.12

Total return (3,4)	0.65%	3.20%

Net assets, at end of period (000’s)	$22,870	$30,376

Ratio of expenses to average net assets (5,6)	1.58%	1.67%
Ratio of net investment income (loss) to average net assets (5,6,7)	3.41%	2.86%

Portfolio Turnover Rate (4)	622%	599%

(1)	The Hanlon Managed Income Fund commenced operations on September 9, 2015.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Hanlon Tactical Dividend and Momentum Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended	Period Ended
	January 31,	July 31,
	2017 (Unaudited)	2016 (1)
Net asset value, beginning of period	$9.58	$10.00

Activity from investment operations:
Net investment income (2)	0.04	0.06
Net realized and unrealized loss on investments	(0.08)	(0.45)
Total from investment operations	(0.04)	(0.39)

Less distributions from:
Net investment income	—	(0.03)
Total distributions	—	(0.03)

Net asset value, end of period	$9.54	$9.58

Total return (3,4)	(0.42)%	(3.92)%

Net assets, at end of period (000’s)	$36,492	$53,517

Ratio of expenses to average net assets (5,6)	1.46%	1.40%
Ratio of net investment income to average net assets (5,6,7)	0.80%	0.75%

Portfolio Turnover Rate (4)	201%	579%

(1)	The Hanlon Tactical Dividend & Momentum Fund commenced operations on September 9, 2015.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Hanlon Tactical Dividend and Momentum Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended	Period Ended
	January 31,	July 31,
	2017 (Unaudited)	2016 (1)
Net asset value, beginning of period	$9.53	$10.00

Activity from investment operations:
Net investment loss (2,3)	(0.00)	(0.00	) (4)
Net realized and unrealized loss on investments	(0.09)	(0.44)
Total from investment operations	(0.09)	(0.44)

Less distributions from:
Net investment income	(0.06)	(0.03)
Total distributions	(0.06)	(0.03)

Net asset value, end of period	$9.38	$9.53

Total return (5,6)	(0.89)%	(4.38)%

Net assets, at end of period (000’s)	$3,327	$2,778

Ratio of expenses to average net assets (7,8)	2.21%	2.23%
Ratio of net investment loss to average net assets (7,8,9)	(0.08)%	(0.08	)% (4)

Portfolio Turnover Rate (6)	201%	579%

(1)	The Hanlon Tactical Dividend & Momentum Fund commenced operations on September 9, 2015.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	The amount of net investment loss on investment per share for the period ended July 31, 2016 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(5)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends.

(6)	Not annualized.

(7)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)	Annualized.

(9)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Hanlon Tactical Dividend and Momentum Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended	Period Ended
	January 31,	July 31,
	2017 (Unaudited)	2016 (1)
Net asset value, beginning of period	$9.58	$10.00

Activity from investment operations:
Net investment income (loss) (2)	0.05	(0.02	) (3)
Net realized and unrealized loss on investments	(0.08)	(0.37)
Total from investment operations	(0.03)	(0.39)

Less distributions from:
Net investment income	(0.12)	(0.03)
Total distributions	(0.12)	(0.03)

Net asset value, end of period	$9.43	$9.58

Total return (4,5)	(0.32)%	(3.88)%

Net assets, at end of period (000’s)	$171,255	$289,029

Ratio of expenses to average net assets (6,7)	1.21%	1.44%
Ratio of net investment income (loss) to average net assets (6,7,8)	1.03%	(0.17	)% (3)

Portfolio Turnover Rate (5)	201%	579%

(1)	The Hanlon Tactical Dividend & Momentum Fund commenced operations on September 9, 2015.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	The amount of net investment loss on investment per share for the period ended July 31, 2016 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(4)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends.

(5)	Not annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Hanlon Tactical Dividend and Momentum Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class R
	Six Months Ended	Period Ended
	January 31,	July 31,
	2017 (Unaudited)	2016 (1)
Net asset value, beginning of period	$9.53	$10.00

Activity from investment operations:
Net investment income (2)	0.03	0.05
Net realized and unrealized loss on investments	(0.08)	(0.49)
Total from investment operations	(0.05)	(0.44)

Less distributions from:
Net investment income	(0.07)	(0.03)
Total distributions	(0.07)	(0.03)

Net asset value, end of period	$9.41	$9.53

Total return (3,4)	(0.54)%	(4.38)%

Net assets, at end of period (000’s)	$42,111	$85,499

Ratio of expenses to average net assets (5,6)	1.61%	1.66%
Ratio of net investment income to average net assets (5,6,7)	0.68%	0.56%

Portfolio Turnover Rate (4)	201%	579%

(1)	The Hanlon Tactical Dividend & Momentum Fund commenced operations on September 9, 2015.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Hanlon Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
January 31, 2017

1.	ORGANIZATION

The Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund (the “Funds”), are each a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Funds commenced operations on September 9, 2015. The investment objective of the Hanlon Managed Income Fund is to provide current income, capital preservation and positive risk-adjusted returns. The investment objective of the Hanlon Tactical Dividend and Momentum Fund is to provide capital appreciation and current income.

The Funds each offer Class A, Class C, Class I and Class R shares. Class A shares of each Fund are offered at net asset value plus a maximum sales charge of 5.75%. Class C, Class I and Class R shares of each Fund are offered at net asset value. Class A and Class C shares of each Fund are subject to a contingent deferred sales charge of 1.00% of the original purchase price on redemptions made within less than one year of purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Debt securities, including U.S. government obligation, (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net

Hanlon Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2017

asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Hanlon Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2017

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2017 for the Funds’ assets and liabilities measured at fair value:

Hanlon Managed Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$492,732,479	$—	$—	$492,732,479
Short-Term Investments	153,228,145	—	—	153,228,145
Total	$645,960,624	$—	$—	$645,960,624

Hanlon Tactical Dividend and Momentum Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$221,116,554	$—	$—	$221,116,554
Short-Term Investments	39,194,760	—	—	39,194,760
Total	$260,311,314	$—	$—	$260,311,314

The Funds did not hold any Level 2 or Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the period. It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period.

*	Refer to the Portfolio of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – For the Hanlon Managed Income Fund dividends from net investment income are declared and distributed monthly, and annually for the Hanlon Tactical Dividend and Momentum Fund. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Funds’ policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2016 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Fund makes significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is

Hanlon Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2017

unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six months ended January 31, 2017 amounted to $3,000,541,412 and $3,088,746,648, respectively, for the Hanlon Managed Income Fund and $643,001,393 and $842,130,997, respectively, for the Hanlon Tactical Dividend and Momentum Fund.

4.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Hanlon Investment Management, Inc. serves as the Funds’ Investment Advisor (the “Advisor”). Pursuant to an Investment Advisory Agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Funds’ average daily net assets. For the six months ended January 31, 2017 the advisor earned advisory fees of $2,768,057 and $1,720,943 for the Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund, respectively.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Funds (the “waiver agreement”), until at least November 28, 2017, to ensure that total annual operating expenses of each Fund after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; expenses of other investment companies in which a Fund may invest (“acquired fund fees and expenses”); borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) will not exceed 1.70%, 2.45%, 1.45% and 1.85% of the Funds’ average daily net assets for Class A, Class C, Class I and Class R shares, respectively. This agreement may be terminated with respect to a Fund by the Board of Trustees on 60 days’ written notice to the Adviser. These expense reimbursements are subject to possible recoupment from a Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. For the six months ended January 31, 2017 the advisor did not waive any fees for the Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s Operating Expenses attributable to Class A, Class C, Class I and Class R shares are subsequently less than the expense limitations, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation. If Fund Operating Expenses attributable to Class A, Class C, Class I and Class R shares subsequently exceed the expense limitation, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans for Class A, Class C, and Class R shares (the “Plans”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares, 1.00% of the average daily net assets for Class C shares and 0.40% of the average daily net assets for Class R shares for such distribution and shareholder service activities. For the six months ended January 31, 2017, the Hanlon Managed Income Fund incurred distribution fees of $65,594, $14,363 and $51,626 for Class A, Class C and Class R shares, respectively. For the six months ended January 31, 2017 the Hanlon Tactical Dividend and Momentum Fund incurred distribution fees of $54,700, $15,667 and $128,155 for Class A, Class C and Class R shares, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the six months ended January 31, 2017, the Distributor received $26,278 underwriting commissions for sales of Class A shares of the Hanlon Managed Income Fund, of which $3,731 was retained by the principal underwriter. During the six months ended January 31, 2017, the Distributor received $111,413 in underwriting commissions for sales of Class A shares of the Hanlon Tactical Dividend and Momentum Fund, of which $15,394 was retained by the principal underwriter.

Hanlon Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2017

In addition, certain affiliates of the Distributor provide services to the Fund(s) as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of the Funds’ distributions paid for the year ended July 31, 2016 as follows:

	For the year ended July 31, 2016
	Ordinary
Fund	Income	Total
Hanlon Managed Income Fund	$10,537,953	$10,537,953
Hanlon Tactical Dividend and Momentum Fund	1,035,509	1,035,509

As of July 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Hanlon Managed Income Fund	$47,253	$—	$(213,347)	$—	$(12,766,272)	$22,296,370	$9,364,004
Hanlon Tactical Dividend and Momentum Fund	937,518	—	(72,005)	—	(22,036,515)	5,312,683	(15,858,319)

The difference between book basis and tax basis unrealized appreciation, undistributed net investment income and accumulated net realized losses from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for C-corporation return of capital distributions and real estate investment trusts.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Post October
Fund	Losses
Hanlon Managed Income Fund	$12,766,272
Hanlon Tactical Dividend and Momentum Fund	22,036,515

At July 31, 2016, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Fund	Short-Term	Long-Term	Total
Hanlon Managed Income Fund	$213,347	$—	$213,347
Hanlon Tactical Dividend and Momentum Fund	72,005	—	72,005

Hanlon Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2017

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses and adjustments for real estate investment trusts and C-corporation return of capital distributions, resulted in reclassifications for the fiscal year ended July 31, 2016 as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
Fund	Capital	Income (Loss)	Gains (Loss)
Hanlon Managed Income Fund	$(129,875)	$128,626	$1,249
Hanlon Tactical Dividend and Momentum Fund	(100,281)	(3,628)	103,909

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)9 of the 1940 Act. As of January 31, 2017 Pershing LLC held 84.43% and 68.58% of the voting securities of the Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund, respectively, for the benefit of others.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Hanlon Managed Income Fund currently invests a portion of its assets in the iShares iBoxx $ High Yield Corporate Bond ETF (“iShares ETF”). The Fund may redeem its investment from the iShares ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of the iShares ETF. The financial statements of the iShares ETF, including the portfolios of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of January 31, 2017, the percentage of the Fund’s net assets invested in the iShares ETF was 34.1%.

The Hanlon Managed Income Fund currently invests a portion of its assets in the SPDR Bloomberg Barclays High Yield Bond ETF (“SPDR ETF”). The Fund may redeem its investment from the SPDR ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of the SPDR ETF. The financial statements of the SPDR ETF, including the portfolios of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of January 31, 2017, the percentage of the Fund’s net assets invested in the SPDR ETF was 34.1%

The Hanlon Managed Income Fund currently invests a portion of its assets in the Milestone Treasury Obligation Fund, Institutional Class (“Milestone”). The Fund may redeem its investment from the Milestone at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of the Milestone. The financial statements of the Milestone, including the portfolios of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of January 31, 2017, the percentage of the Fund’s net assets invested in the Milestone was 30.7%

8.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Companies that are affiliates at January 31, 2017 are noted in the Fund’s Portfolio of Investments. Transactions during the period with the companies that are affiliated or were affiliates at the beginning of the period are as follows:

Hanlon Managed Income Fund

		Value			Dividends		Change in	Value
		Beginning			Credited to	Realized	Unrealized	End of	Shares held at
Cusip	Description	of Period	Purchases	Sales Proceeds	Income Earned	Loss	Deprecation	Period	End of Period
92189F353	VanEck Vectors Emerging Markets High Yield Bond ETF	$39,162,410	$143,300,541	$153,907,777	$1,137,265	$(113,579)	$(807,076)	$32,936,110	1,344,331

Hanlon Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2017

9.	SECURITIES LENDING

Under an agreement with the BNY Mellon Corp. (“BNY Mellon”), the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board of Trustees to earn additional income. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued interest, which is invested in highly liquid, short-term instruments such as repurchase agreements collateralized by U.S. Government securities and money market funds in accordance with the Funds’ security lending procedures. A portion of the income generated by the investment in the collateral, net of any rebates paid by BNY Mellon to the borrowers is remitted to BNY Mellon as lending agent, and the remainder is paid to the Funds. The Funds continue to receive interest or dividends on the securities loaned. The Funds have the right under the Master Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Funds could experience delays or losses on recovery. Additionally, the Funds are subject to the risk of loss from investments made with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

At January 31, 2017, the following Funds loaned securities and received cash collateral for the loan. This cash was invested in the Dreyfus Government Cash Management, Milestone Treasury Obligations Fund and a combination of U.S. Government securities, as shown in the Schedules of Investments. The Milestone Treasury Obligations Fund is managed by CLS Investments, LLC, an affiliate of the Distributor. The Funds receive compensation relating to the lending of the Funds’ securities.

The percentage of total investment income the Funds received from the investment of cash collateral retained by the lending agent, BNY Mellon, was as follows:

	Market Value of	Market Value of	Percentage of Total
Fund	Loaned Securities	Collateral	Investment Income
Hanlon Managed Income Fund	$150,822,702	$152,800,060	2.29%
Hanlon Tactical Dividend and Momentum Fund	$9,750,709	$7,318,750	0.00%

		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities
	Gross Amounts
	Recognized in	Financial	Cash
	Statements of Assets	Instruments	Collateral		Net Amount
	and Liabilities	Pledged	Pledged		of Assets
Hanlon Managed Income Fund
Description of Liability
Securities Loaned	$152,800,060	$—	$152,800,060	(1)	$—

Hanlon Tactical Dividend and Momentum Fund
Description of Liability
Securities Loaned	$7,318,750	$—	$7,318,750	(1)	$—

(1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

Hanlon Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2017

The following table breaks out the holdings pledged as collateral as of January 31, 2017:

	Overnight and	Up to		Greater than
	Continuous	30 Days	30-90 days	90 days	Total
Hanlon Managed Income Fund
Dreyfus Government Cash Management	$60	$—	$—	$—	$60
Milestone Treasury Obligations Fund	152,800,000	—	—	—	152,800,000
Total securities lending	$152,800,060	$—	$—	$—	$152,800,060

Hanlon Tactical Dividend and Momentum Fund
Dreyfus Government Cash Management	$7,318,750	$—	$—	$—	$7,318,750
Total securities lending	$7,318,750	$—	$—	$—	$7,318,750

The fair value of the securities loaned for the Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund totaled $150,822,702 and $9,750,709 at January 31, 2017, respectively. The securities loaned are noted in the Portfolios of Investments. The fair value of the “Collateral for Securities Loaned” on the Portfolio of Investments includes only cash collateral received and reinvested that totaled $154,070,420 and $9,978,044 for the Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund at January 31, 2017, respectively. These amounts are offset by a liability recorded as “Securities lending collateral.” At January 31, 2017, the Hanlon Managed Income Fund and the Hanlon Tactical Dividend and Momentum Fund had received non-cash collateral of $-0- and $-0-, respectively, in the form of U.S. government backed securities not included in the Statements of Assets and Liabilities totals.

10.	NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Hanlon Funds
EXPENSE EXAMPLE (Unaudited)
January 31, 2017

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemptions fees or deferred sales charges on certain redemptions; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2016 through January 31, 2017.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending		Ending
	Annualized	Account	Account	Expenses	Account	Expenses
	Expense	Value	Value	Paid During	Value	Paid During
	Ratio	8/1/16	1/31/17	Period *	1/31/17	Period *

Hanlon Managed Income Fund – Class A	1.43%	$1,000.00	$1,007.20	$ 7.23	$1,018.00	$ 7.27
Hanlon Managed Income Fund – Class C	2.18%	$1,000.00	$1,002.50	$ 11.00	$1,014.22	$ 11.07
Hanlon Managed Income Fund – Class I	1.18%	$1,000.00	$1,009.30	$ 5.98	$1,019.26	$ 6.01
Hanlon Managed Income Fund – Class R	1.58%	$1,000.00	$1,006.50	$ 7.99	$1,017.24	$ 8.03
Hanlon Tactical Dividend and Momentum Fund – Class A	1.46%	$1,000.00	$ 995.80	$ 7.34	$1,017.85	$ 7.43
Hanlon Tactical Dividend and Momentum Fund – Class C	2.21%	$1,000.00	$ 991.10	$ 11.09	$1,014.06	$ 11.22
Hanlon Tactical Dividend and Momentum Fund – Class I	1.21%	$1,000.00	$ 996.80	$ 6.09	$1,019.11	$ 6.16
Hanlon Tactical Dividend and Momentum Fund – Class R	1.61%	$1,000.00	$ 994.60	$ 8.09	$1,017.09	$ 8.19

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-844-828-3212 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-944-828-3212.

INVESTMENT ADVISOR
Hanlon Investment Management, Inc.
3393 Bargaintown Road
Egg Harbor Township, NJ 08234

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 6/26/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 6/26/17

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 6/26/17